Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Receivables.
Prepayments and Other Receivables

	December 31,	December 31,
	2024	2023

	(€ in thousands)
Prepayments	2,410	793
Other receivables	835	745
Accrued income from Rett Syndrome Research Trust	502	—
	3,747	1,538